Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment as of December 31, 2016 and 2015 was as follows:

		December 31,
	Life	2016	2015
Manufacturing equipment	3-5 years	$690,000	$611,000
Research equipment	5 years	37,000	37,000
Computer equipment	3-4 years	43,000	43,000
Furniture and fixtures	7 years	37,000	37,000
Property and equipment, gross		807,000	728,000
Less: accumulated depreciation		737,000	716,000
Property and equipment, net		$70,000	$12,000